Note 3 - Advances for Vessels Under Construction (Tables)	6 Months Ended
Jun. 30, 2026
Notes Tables
Capitalized Vessel Construction Cost Roll Forward [Table Text Block]
Costs
Balance, January 1, 2026	35,890,936
Advances for vessels under construction, capitalized interest and other costs	37,991,234
Balance, June 30, 2026	73,882,170